Stock-based Compensation - Summary of Restricted Common Stock (Detail) - Restricted Common Stock - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, beginning balance	1,917,848	3,148,813
Exchange of unvested profit interest units for restricted common stock upon the Conversion			3,165,350
Exchange of unvested restricted units for restricted common stock upon the Conversion			202,924
Number of Shares, Vested	(669,125)	(1,219,641)	(170,227)
Number of shares, Cancelled/forfeited	(56,973)	(11,324)	(49,234)
Number of Shares, Unvested, ending balance	1,191,750	1,917,848	3,148,813
Unvested restricted units,beginning of period	$ 6.95	$ 6.95
Weighted Average Grant Date Fair Value per Share, Exchange of unvested profit interest units for restricted common stock upon the Conversion			$ 6.95
Weighted Average Grant Date Fair Value per Share, Exchange of unvested restricted units for restricted common stock upon the Conversion			6.95
Weighted Average Grant Date Fair Value per Share, Vested	6.95	6.95	6.95
Weighted Average Grant Date Fair Value per Share, Cancelled/forfeited	6.95	6.95	6.95
Unvested restricted units, end of period	$ 6.95	$ 6.95	$ 6.95